Lease (Details) - Schedule of Components of Lease Expenses - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Components of Lease Expenses [Abstract]
Operating lease expenses for variable payments		¥ 135
Operating lease expenses for fixed payments	14,328	23,323
Short-term lease expenses	6,843	19,944
Total	21,171	43,402
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 12,981	¥ 14,930